UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Kunar
Title:  Chief Operating Officer
Phone:  (212)  418-1235


Signature, Place and Date of Signing:

/s/ Andrew Kunar                New York, New York           February 1, 2003
-----------------------     --------------------------      -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:  $67,622
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name


Forstmann Asset Management
FORM 13F
31-Dec-02

                                                                                                                Voting Authority
                                     Title                   Value    Shares/  Sh/    Put/   Invstmt  Other
Name of Issuer                       of class   CUSIP       (x$1000)  Prn Amt  Prn    Call   Dscretn  Mgrs.  Sole    Shared   None
--------------                       -----      -----       -------   -------- ----   ----   -------  -----  ----    ------   ----
AAIPHARMA INC                        COM        00252W104    5277     376390   SH            Sole            376390
ABGENIX INC                          COM        00339B107    1253     170000   SH            Sole            170000
ADVANCEPCS                           COM        00790K109    2332     105000   SH            Sole            105000
ALEXION PHARMACEUTICALS INC          COM        015351109    4589     325000   SH            Sole            325000
AMERICAN HEALTHWAYS, INC             COM        02649V104    5845     334000   SH            Sole            334000
ANDRX CORP COM                       COM        034553107    2054     140000   SH            Sole            140000
AT&T CORP WIRELESS GROUP             COM        00209A106    1978     350000   SH            Sole            350000
BIOSPHERE MEDICAL INC                COM        09066V103    2535     384700   SH            Sole            384700
CAREMARK RX INC                      COM        141705103     894      55000   SH            Sole             55000
CIMA LABS INC                        COM        171796105     694      28700   SH            Sole             28700
CURAGEN CORP.                        COM        23126R101     375      80700   SH            Sole             80700
D & K HEALTHCARE RESOURCES INC       COM        232861104    4207     410800   SH            Sole            410800
ENZON INC                            COM        293904108    7027     420300   SH            Sole            420300
GENERAL MOTORS CORP (HUGHES)         COM        370442832     589      55000   SH            Sole             55000
MEDAREX INC                          COM        583916101    2747     695500   SH            Sole            695500
MYRIAD GENETICS                      COM        62855J104    5100     349340   SH            Sole            349340
PHARMACEUTICAL RES INC               COM        717125108     501      16800   SH            Sole             16800
PROTEIN DESIGN LABS, INC.            COM        74369L103    1360     160000   SH            Sole            160000
SHIRE PHARMACEUTICAL GROUP           COM        82481R106    6800     360000   SH            Sole            360000
THE MEDICINES COMPANY                COM        584688105    4287     267600   SH            Sole            267600
TRANSKARYOTIC THERAPIE COM           COM        893735100    4314     435800   SH            Sole            435800
UNITED THERAPEUTICS                  COM        91307C102    2864     171500   SH            Sole            171500



03020.0002 #380572